Rights of Use Assets	12 Months Ended
Jun. 30, 2020
Rights of use assets [abstract]
Rights of use assets
13.	Rights of use assets

The composition of the Group's rights of use assets as of June 30, 2020 is as follows:

06.30.20
Convention center	146,228
Stadium DirecTV Arena	409,901
Machinery and equipment	12,617
Shopping malls	7,600
Total rights of use assets	576,346
Non-current	576,346
Total	576,346

The charges to income related to rights of use assets were the following:

06.30.20
Convention center	(11,938)
Stadium DirecTV Arena	(19,065)
Machinery and equipment	(8,737)
Shopping malls	(436)
Total depreciation of rights of use (i)	(40,176)

(i)	As of June 30, 2020 depreciation charges were charged to "Costs" in the amount of ARS 34,746 and to "General and administrative expenses" in the amount of ARS 5,430 (Note 26).

Changes in rights of use assets for the year ended June 30, 2020 are as follows:

06.30.20
Beginning of the year	-
Additions (ii)	458,357
Transfers	158,165
Depreciation charge	(40,176)
End of the year	576,346

(ii)	See Note 2.2

The average discount rate and the term of the recognized lease liability as of June 30, 2020 are reported below:

Discount rate	Maturity
10.61%	12/1/2033
10.61%	12/1/2041